Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing Predetermined	true
Award Timing, How MNPI Considered	we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation